UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_6/30/06________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  7/24/06
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 185

Form 13F Information Table Value Total: $  558,012
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104      581   113567 SH       SOLE                   113567
                                                               286    55863 SH       OTHER   1,2,3                    55863
AT&T Inc                       COM              00206R102     1427    51171 SH       SOLE                    51171
                                                              1315    47152 SH       OTHER   1,2,3                    47152
Abbott Laboratories            COM              002824100     1186    27195 SH       SOLE                    27195
                                                              1391    31901 SH       OTHER   1,2,3                    31901
Abercrombie & Fitch ClA        COM              002896207      185     3345 SH       SOLE                     3345
                                                               113     2035 SH       OTHER   1,2,3                     2035
Advanced Energy Ind            COM              007973100      479    36195 SH       SOLE                    36195
                                                               236    17797 SH       OTHER   1,2,3                    17797
Aeroflex Inc                   COM              007768104      150    12880 SH       SOLE                    12880
                                                                85     7300 SH       OTHER   1,2,3                     7300
Agco Corp                      COM              001084102      400    15210 SH       SOLE                    15210
Allstate Corp                  COM              020002101       49      900 SH       SOLE                      900
                                                               520     9496 SH       OTHER   1,2,3                     9496
Amer. Int'l Group              COM              026874107      381     6452 SH       SOLE                     6452
                                                              2012    34080 SH       OTHER   1,2,3                    34080
Amgen Inc                      COM              031162100      743    11391 SH       SOLE                    11391
                                                               500     7670 SH       OTHER   1,2,3                     7670
Anadarko Petroleum             COM              032511107     3061    64178 SH       SOLE                    64178
                                                              1671    35042 SH       OTHER   1,2,3                    35042
Atmel Corp                     COM              049513104     2986   537933 SH       SOLE                   537933
                                                              3288   592407 SH       OTHER   1,2,3                   592407
Avon Products Inc              COM              054303102      242     7810 SH       SOLE                     7810
                                                               110     3540 SH       OTHER   1,2,3                     3540
BN Santa Fe                    COM              12189T104      353     4449 SH       SOLE                     4449
                                                               292     3687 SH       OTHER   1,2,3                     3687
Bank Amer Corp                 COM              060505104     4179    86877 SH       SOLE                    86877
                                                              2984    62039 SH       OTHER   1,2,3                    62039
Bellsouth Corp                 COM              079860102     1113    30749 SH       SOLE                    30749
                                                               827    22832 SH       OTHER   1,2,3                    22832
Bristol Myers Squibb           COM              110122108       51     1960 SH       SOLE                     1960
                                                               320    12379 SH       OTHER   1,2,3                    12379
Cabot Corp                     COM              127055101      928    26877 SH       SOLE                    26877
                                                               868    25141 SH       OTHER   1,2,3                    25141
Cephalon Inc                   COM              156708109      388     6450 SH       SOLE                     6450
                                                               124     2060 SH       OTHER   1,2,3                     2060
Chevron Corp                   COM              166764100     1042    16795 SH       SOLE                    16795
                                                               852    13722 SH       OTHER   1,2,3                    13722
Cimarex Energy Co              COM              171798101      982    22842 SH       SOLE                    22842
                                                               363     8433 SH       OTHER   1,2,3                     8433
Citigroup Inc                  COM              172967101     3223    66789 SH       SOLE                    66789
                                                              2081    43130 SH       OTHER   1,2,3                    43130
Clear Channel Comm.            COM              184502102     3714   120012 SH       SOLE                   120012
                                                              3171   102455 SH       OTHER   1,2,3                   102455
Comcast Corp New Cl A          COM              20030N101     1232    37630 SH       SOLE                    37630
                                                               923    28197 SH       OTHER   1,2,3                    28197
Conagra Foods Inc              COM              205887102        9      400 SH       SOLE                      400
                                                              1066    48225 SH       OTHER                            48225
ConocoPhillips                 COM              20825c104     1820    27767 SH       SOLE                    27767
                                                              3463    52847 SH       OTHER   1,2,3                    52847
Cooper Tire & Rubber           COM              216831107     2938   263702 SH       SOLE                   263702
                                                              2420   217279 SH       OTHER   1,2,3                   217279
Delphi Automotive              COM              247126105       20    11925 SH       SOLE                    11925
Dollar Tree Stores             COM              256747106     4882   184226 SH       SOLE                   184226
                                                              2559    96578 SH       OTHER   1,2,3                    96578
Encana Corp                    COM              292505104      339     6440 SH       SOLE                     6440
                                                               388     7375 SH       OTHER   1,2,3                     7375
Erie Indemnity Co. Class B     COM              29530P201   292032     2340 SH       OTHER                             2340
Exelon Corp                    COM              30161N101      465     8178 SH       SOLE                     8178
                                                               377     6637 SH       OTHER   1,2,3                     6637
Exxon Mobil                    COM              30231G102      370     6038 SH       SOLE                     6038
                                                                12      192 SH       OTHER                              192
Fannie Mae                     COM              313586109     4265    88668 SH       SOLE                    88668
                                                              2866    59592 SH       OTHER   1,2,3                    59592
Freddie Mac                    COM              313400301     2257    39586 SH       SOLE                    39586
                                                              1693    29702 SH       OTHER   1,2,3                    29702
Georgia Gulf Corp              COM              373200203     1156    46185 SH       SOLE                    46185
                                                              1110    44380 SH       OTHER   1,2,3                    44380
Goldman Sachs                  COM              38141G104     3165    21038 SH       SOLE                    21038
                                                              1889    12559 SH       OTHER   1,2,3                    12559
Hillenbrand Inds Inc           COM              431573104     1281    26410 SH       OTHER                            26410
Hlth Mgt Assoc Cl A            COM              421933102      189     9609 SH       SOLE                     9609
                                                                97     4896 SH       OTHER   1,2,3                     4896
Home Depot Inc                 COM              437076102      247     6900 SH       SOLE                     6900
                                                              1381    38600 SH       OTHER   1,2,3                    38600
Houston Expl Co                COM              442120101     4026    65798 SH       SOLE                    65798
                                                              3576    58437 SH       OTHER   1,2,3                    58437
Integrated Device Tech         COM              458118106      147    10385 SH       SOLE                    10385
                                                               117     8275 SH       OTHER   1,2,3                     8275
Intel Corp                     COM              458140100     1572    82715 SH       SOLE                    82715
                                                              1078    56730 SH       OTHER   1,2,3                    56730
Interpool Inc                  COM              46062R108      378    16992 SH       OTHER                            16992
J P Morgan Chase               COM              46625H100     2505    59635 SH       SOLE                    59635
                                                              1752    41716 SH       OTHER   1,2,3                    41716
Johnson & Johnson              COM              478160104     2047    34160 SH       SOLE                    34160
                                                              1610    26875 SH       OTHER   1,2,3                    26875
Johnson Controls Inc           COM              478366107      209     2542 SH       SOLE                     2542
                                                                92     1123 SH       OTHER   1,2,3                     1123
Kindred Healthcare Inc         COM              494580103      267    10255 SH       SOLE                    10255
Kohl's Corp                    COM              500255104     4124    69757 SH       SOLE                    69757
                                                              3121    52796 SH       OTHER   1,2,3                    52796
Kroger Co                      COM              501044101     2221   101591 SH       SOLE                   101591
                                                              2184    99910 SH       OTHER   1,2,3                    99910
Lehman Brothers                COM              524908100     1994    30604 SH       SOLE                    30604
                                                              1485    22786 SH       OTHER   1,2,3                    22786
Lilly Eli & Co                 COM              532457108      470     8495 SH       SOLE                     8495
                                                               123     2225 SH       OTHER   1,2,3                     2225
Live Nation Inc.               COM              538034109      191     9376 SH       SOLE                     9376
                                                               177     8673 SH       OTHER   1,2,3                     8673
Louisiana Pacific Corp         COM              546347105      172     7832 SH       SOLE                     7832
                                                               252    11495 SH       OTHER                            11495
Lowe's Companies Inc           COM              548661107      900    14839 SH       SOLE                    14839
                                                               839    13828 SH       OTHER   1,2,3                    13828
MBIA Inc                       COM              55262C100      232     3970 SH       SOLE                     3970
Merck & Co Inc                 COM              589331107      100     2745 SH       SOLE                     2745
                                                              1269    34842 SH       OTHER   1,2,3                    34842
Merrill Lynch                  COM              590188108     1268    18236 SH       SOLE                    18236
                                                              1091    15679 SH       OTHER   1,2,3                    15679
Micron Technology Inc          COM              595112103     1282    85150 SH       SOLE                    85150
                                                               638    42369 SH       OTHER   1,2,3                    42369
Microsoft Corp                 COM              594918104      682    29290 SH       SOLE                    29290
                                                              1957    83987 SH       OTHER   1,2,3                    83987
Mohawk Industries Inc.         COM              608190104      272     3870 SH       SOLE                     3870
Morgan Stanley                 COM              617446448      391     6190 SH       SOLE                     6190
                                                               372     5885 SH       OTHER   1,2,3                     5885
National City Corp             COM              635405103     1866    51552 SH       SOLE                    51552
                                                              1064    29406 SH       OTHER   1,2,3                    29406
Norfolk Southern               COM              655844108     3151    59210 SH       SOLE                    59210
                                                              2125    39925 SH       OTHER   1,2,3                    39925
OSI Restaurant Partners Inc.   COM              67104A101     4980   143922 SH       SOLE                   143922
                                                              3486   100748 SH       OTHER   1,2,3                   100748
Oracle Corp                    COM              68389X105     1167    80556 SH       SOLE                    80556
                                                              1020    70409 SH       OTHER   1,2,3                    70409
Pfizer Inc                     COM              717081103     5078   216356 SH       SOLE                   216356
                                                              3266   139158 SH       OTHER   1,2,3                   139158
Phelps Dodge Corp.             COM              717265102      262     3190 SH       SOLE                     3190
Photronics Inc                 COM              719405102      801    54126 SH       SOLE                    54126
                                                               756    51107 SH       OTHER   1,2,3                    51107
Rita Medical Systems Inc       COM              76774E103       69    20000 SH       SOLE                    20000
Seagate Tech Hldgs             COM              G7945J104      325    14350 SH       SOLE                    14350
Smithfield Foods Inc           COM              832248108     3530   122436 SH       SOLE                   122436
                                                              3152   109315 SH       OTHER   1,2,3                   109315
Southwest Airlines Co          COM              844741108      266    16227 SH       SOLE                    16227
                                                               333    20331 SH       OTHER   1,2,3                    20331
Sovereign Bancorp Inc          COM              845905108      323    15889 SH       OTHER                            15889
Standard Microsystems          COM              853626109      261    11970 SH       SOLE                    11970
                                                               252    11560 SH       OTHER   1,2,3                    11560
Steel Dynamics Inc             COM              858119100      377     5742 SH       SOLE                     5742
                                                               281     4278 SH       OTHER   1,2,3                     4278
Suntrust Banks Inc             COM              867914103     1086    14240 SH       SOLE                    14240
                                                               931    12210 SH       OTHER   1,2,3                    12210
Telephone & Data Systems Speci COM              879433860      460    11818 SH       OTHER                            11818
The Southern Company           COM              842587107     1213    37857 SH       SOLE                    37857
                                                               336    10478 SH       OTHER   1,2,3                    10478
Unumprovident Corp             COM              91529Y106      756    41721 SH       SOLE                    41721
                                                               493    27218 SH       OTHER   1,2,3                    27218
Verizon Comm                   COM              92343V104     1679    50138 SH       SOLE                    50138
                                                               619    18498 SH       OTHER   1,2,3                    18498
Wachovia Corp - New            COM              929903102     1539    28459 SH       SOLE                    28459
                                                              1406    25990 SH       OTHER   1,2,3                    25990
Wal-Mart Stores Inc            COM              931142103      642    13322 SH       SOLE                    13322
                                                               119     2473 SH       OTHER   1,2,3                     2473
Watson Pharmaceuticals         COM              942683103     2261    97119 SH       SOLE                    97119
                                                              1049    45041 SH       OTHER   1,2,3                    45041
Weyerhaeuser Co                COM              962166104      168     2695 SH       SOLE                     2695
                                                                78     1245 SH       OTHER   1,2,3                     1245
Wyeth                          COM              983024100      487    10967 SH       SOLE                    10967
                                                               958    21577 SH       OTHER   1,2,3                    21577
Zale Corporation               COM              988858106      695    28870 SH       SOLE                    28870
                                                               159     6600 SH       OTHER   1,2,3                     6600
ADR Aegon N V                  ADR              007924103     1952   114357 SH       SOLE                   114357
                                                              1576    92324 SH       OTHER   1,2,3                    92324
ADR BP PLC                     ADR              055622104      334     4800 SH       SOLE                     4800
ADR Deutsche Telekom           ADR              251566105      555    34626 SH       OTHER                            34626
ADR Nokia                      ADR              654902204      315    15553 SH       SOLE                    15553
                                                               316    15608 SH       OTHER   1,2,3                    15608
ADR Royal Dutch Shell Plc Spon ADR              780259206     1139    17000 SH       SOLE                    17000
Gabelli Div & Inc Tr                            36242H104      100     5402 SH       SOLE                     5402
                                                               107     5758 SH       OTHER   1,2,3                     5758
Midcap SPDR Trust Ser 1                         595635103      525     3770 SH       SOLE                     3770
SPDR Trust Series 1                             78462F103     4542    35698 SH       SOLE                    35698
Vanguard Total Stock Market VI                  922908769     1893    14990 SH       SOLE                    14990
iShares Russel 2000                             464287655      374     5219 SH       SOLE                     5219
Pioneer Tax Adv Balance Fud                     72388R101      126    10196 SH       SOLE                    10196
                                                                15     1249 SH       OTHER                             1249
iShares Lehman 1-3 Yr Tsy Bd F                  464287457     5512    69162 SH       SOLE                    69162
                                                                10      126 SH       OTHER                              126
iShares Lehman Aggregate Bond                   464287226     3152    32344 SH       SOLE                    32344
Ishares Inc Msci Japan                          464286848     2742   201000 SH       SOLE                   201000
Vanguard Intl Eqty Idx Emr Mkt                  922042858     1640    25510 SH       SOLE                    25510
iShares MSCI EAFE Index Fund                    464287465    38151   583436 SH       SOLE                   583436
                                                               150     2289 SH       OTHER                             2289
iShares MSCI EMRG Index Fund                    464287234     2105    22421 SH       SOLE                    22421
                                                                 9       95 SH       OTHER                               95